Revenue (Details) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	¥ 132,229	¥ 70,339	¥ 215,782	¥ 145,632
Other revenue	876	9	1,312	15
Total revenue	133,105	70,348	217,094	145,647
Contracts With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	132,229	70,339	215,782	145,632
Staking Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	794	0	1,175	0
Other Revenue Sources
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	82	9	137	15
Transaction revenue | Contracts With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	131,954	70,151	215,319	144,784
Commission received | Contracts With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	¥ 275	¥ 188	¥ 463	¥ 848